OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 5,549	$ 7,982
Employee taxes	152	899
Other items	11,336	211
Other current liabilities	17,037	9,092
Current liabilities relating to newbuilding contracts	$ 10,900	$ 0